Cover	Aug. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 08, 2021
Entity Registrant Name	Gates Industrial Corporation plc
Entity Incorporation, Country Code	X0
Entity File Number	001-38366
Entity Tax Identification Number	98-1395184
Entity Address, Street Address	1144 Fifteenth Street
Entity Address, City	Denver
Entity Address, State	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	744-1911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Ordinary Shares, $0.01 par value per share
Trading Symbol(s)	GTES
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001718512
Amendment Flag	false